Benefit Plans, Employee Service Share-based Compensation, Aggregate Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 847,000	$ 447,000	$ 274,000
Number of awards in prior years (in shares)	3,200,000
Weighted average strike price (in dollars per share)	$ 7.95
Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Option's maximum term	P10Y
Award vesting period	5 years
Summary of the status of company's stock option, Outstanding options [Roll Forward]
Beginning balance (in shares)	2,892,000
New options awarded (in shares)	281,500
Expired options (in shares)	0
Cancelled options (in shares)	0
Exercised options (in shares)	(14,700)	0	0
Options became exercisable (in shares)	0
Ending balance (in shares)	3,158,800	2,892,000
Summary of the status of company's stock option, Exercisable options [Roll Forward]
Beginning balance (in shares)	2,144,600
New options awarded (in shares)	0
Expired options (in shares)	0
Cancelled options (in shares)	0
Exercised options (in shares)	(14,700)
Options became exercisable (in shares)	234,600
Ending balance (in shares)	2,364,500	2,144,600
Weighted average remaining contractual life, options outstanding	5 years 1 month 6 days
Weighted average option price, Outstanding options [Roll Forward]
Beginning balance (in dollars per share)	$ 9.58
New options awarded (in dollars per share)	$ 7.05
Expired options (in dollars per share)	$ 0
Cancelled options (in dollars per share)	$ 0
Exercised option (in dollars per share)	$ 5.15
Options became exercisable (in dollars per share)	$ 0
Ending balance (in dollars per share)	$ 9.54	$ 9.58
Weighted average option price, Exercisable options [Roll Forward]
Beginning balance (in dollars per share)	$ 11.01
New options awarded (in dollars per share)	$ 0
Expired options (in dollars per share)	$ 0
Cancelled (in dollars per share)	$ 0
Exercised option (in dollars per share)	$ 5.15
Options became exercisable (in dollars per share)	$ 6.25
Ending balance (in dollars per share)	$ 10.78	$ 11.01
Weighted average remaining contractual life, exercisable outstanding	3 years 4 months 24 days
Intrinsic value of outstanding stock options	1,200,000
Intrinsic value of vested stock options	397,000
Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	170,000	170,000	28,000
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)			99,000
Restricted Shares Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	230,000	23,000
Award vesting period	3 years
Performance Share Units [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	239,000	19,000
Award vesting period	3 years
Liability Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	469,000	42,000
Equity Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	378,000	405,000
401(k) Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Employer matching contribution, first match (in hundredths)	100.00%
Aggregate salary contribution matched by employer, first match (in hundredths)	3.00%
Employer matching contribution, next matched (in hundredths)	50.00%
Aggregate salary contribution matched by employer, next match (in hundredths)	3.00%
Expense related to 401(k) plan	657,000	601,000	461,000
Directors' Plan [Member] | Restricted Common Shares [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	12,000	12,000	2,000
Summary of the status of company's stock option, Outstanding options [Roll Forward]
New options awarded (in shares)			7,000
Executive Incentive Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Expense for officers and executive incentive plan	2,000,000	1,600,000	1,300,000
2010 Employee Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	2,000,000
2004 Employee Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	2,000,000
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock based compensation expense	$ 0	$ 0	$ 13,000
Shares available for grant (in shares)	250,000
2004 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	200,000